Goodwill and Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 9,400	$ 11,300	$ 15,200
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	9,400
Finite-Lived Intangible Assets, Amortization Expense, Year Two	8,800
Finite-Lived Intangible Assets, Amortization Expense, Year Three	6,600
Finite-Lived Intangible Assets, Amortization Expense, Year Four	4,900
Finite-Lived Intangible Assets, Amortization Expense, Year Five	1,800
Finite-Lived Intangible Assets, Amortization Expense, after Year Five	5,100
Depreciation, Depletion and Amortization
Finite-Lived Intangible Assets [Line Items]
Amortization expense	9,400	11,300	12,000
Time-Charter Hire Expense [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 0	0	$ 3,200
Goodwill [Member] | Ship-to-Ship Transfer Business (SPT) | Teekay Tankers
Finite-Lived Intangible Assets [Line Items]
Assets Held-for-sale, Long Lived, Fair Value Disclosure		5,600
Customer-Related Intangible Assets [Member] | Ship-to-Ship Transfer Business (SPT) | Teekay Tankers
Finite-Lived Intangible Assets [Line Items]
Assets Held-for-sale, Long Lived, Fair Value Disclosure		$ 6,900